Finance Receivables, Credit Quality Information and Allowance for Credit Losses - Schedule of Components of Installment Finance Receivables at Fair Value (Detail) $ in Thousands	Jun. 30, 2021 USD ($)
Receivables [Abstract]
Unpaid principal balance of finance receivables - accrual	$ 244,305
Unpaid principal balance of finance receivables - non-accrual	15,611
Unpaid principal balance of finance receivables	259,916
Finance receivables at fair value - accrual	286,190
Finance receivables at fair value - non-accrual	770
Finance receivables at fair value	286,960
Accrued interest and fees receivable	9,421
Finance receivables at fair value	296,381
Difference between unpaid principal balance and fair value	$ 27,044